Summary of Significant Accounting Policies (Details) - Schedule of fair value financial assets and liabilities	Jun. 30, 2022 USD ($)
Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Short-term investments
Trading securities
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Trading securities	4,158,535
Unobservable inputs (Level 3) [Member]
Short-term investments
Trading securities